SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of financial information with respect to single operating segment

	Six months ended June 30,
	2025	2024
	Unaudited
	$	$
Total Revenues	3,541	9,261

Less:
R&D expenses
Preclinical	6,659	8,546
Clinical	6,982	7,107
SG&A	4,851	4,592
Financial income, net	(2,314)	(2,528)
Taxes on income	14	14
Other segment expenses*	1,872	920

Net loss	(14,523)	(9,390)

*Other segment expense (income) during the six months ended June 30, 2025 and 2024 includes property and equipment depreciation, GS-0321 asset of set-up activities, share-based compensation and other adjustments.

Schedule of total revenues and long-lived assets by geographic area
	Six months ended June 30,
	2025	2024
	Unaudited
Revenue from sales to customers:

United States	$3,541	$4,261
Europe	-	5,000

Total revenues	$3,541	$9,261